Available-For-Sale Securities	12 Months Ended
Sep. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities

Note 5 — Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$449,288	$—	$—	$449,288
U.S. government treasuries	105,377	151	15	105,513
Corporate bonds	95,852	339	37	96,154
U.S. agency securities	48,339	69	15	48,393
Commercial paper and certificates of deposit	42,498	—	—	42,498
Asset backed obligations	30,121	73	—	30,194
Supranational and sovereign debt	8,334	8	—	8,342

Total(1)	$779,809	$640	$67	$780,382

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2016, $327,063 of securities were classified as short-term interest-bearing investments and $453,319 of securities were classified as cash and cash equivalents.

	As of September 30, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$470,286	$—	$—	$470,286
U.S. government treasuries	117,235	217	—	117,452
Corporate bonds	101,613	123	133	101,603
U.S. agency securities	45,105	76	—	45,181
Commercial paper and certificates of deposit	27,502	—	—	27,502
Asset backed obligations	29,195	20	—	29,215
Supranational and sovereign debt	10,423	20	—	10,443

Total(2)	$801,359	$456	$133	$801,682

(2)

Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2015, $318,439 of securities were classified as short-term interest-bearing investments and $483,243 of securities were classified as cash and cash equivalents.

As of September 30, 2016, the unrealized losses attributable to the Company’s available-for-sale securities were primarily due to credit spreads and interest rate movements. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, the Company did not recognize any credit losses in fiscal years 2016, 2015 and 2014.

As of September 30, 2016, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$569,395
1 to 2 years	105,538
2 to 3 years	90,240
3 to 4 years	9,549
Thereafter	5,660

$780,382